Income Taxes Rate Reconciliation for Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	26.50%	26.50%
Income Tax Disclosure [Abstract]
Effective Income Tax Rate Reconciliation at Federal Statutory Income Tax Rate, Amount	$ (4,586)	$ (1,531)	$ (1,134)
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Amount	(139)	(37)	(77)
Effective Income Tax Rate Reconciliation, Change in Deferred Tax Assets Valuation Allowance, Amount	4,358	1,588	15,104
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Share-based Payment Arrangement, Amount	0	0	85
Effective Income Tax Rate Reconciliation, Tax Credit, Other, Amount	(236)	0	0
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Impairment Losses, Amount	110	0	0
Effective Income Tax Rate Reconciliation, Prior Year Income Taxes, Amount	144	119	(13,371)
Effective Income Tax Rate Reconciliation, Other Adjustments, Amount	334	(135)	(607)
(Benefit from) provision for income taxes	$ (15)	$ 4	$ 0